UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment /X/ Amendment No. 1

     This Amendment (Check only one.):    /X/   is a restatement.
                                          /_/   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     RAB Capital plc
Address:  No. 1 Adam Street
          London WC2N 6LE
          United Kingdom


Form 13F File Number: 28-13004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Authorised signatories for RAB Capital plc

Name:    Gary Pitts
Title:   Chief Compliance Officer
Phone:   +44 (0)20 7389 7162

Signature, Place, and Date of Signing:

   By:  /s/ Gary Pitts               London, United Kingdom       27 June,  2008
      ---------------------------    -------------------------    --------------


Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/_/ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/_/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      53

Form 13F Information Table Value Total:      $202,552


List of Other Included Managers:   N/A

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE





Explanatory notes:

(1) Frontline Ltd.: The USD equivalent of the OSE closing price on 12/28/2007 was used to calculate the value; the shares were not traded on 12/31/07. The exchange rate used is 5.42985012028297.

(2) Goldcorp Inc.: Value calculated as total of 200,000 shares at USD equivalent of the TSE closing price on 12/31/08 and 11,700 shares at NYSE closing price on 12/31/08. The exchange rate used is 0.986949988933365.


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                           FORM 13F INFORMATION TABLE
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
                                                  FORM 13F INFORMATION TABLE

              COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4       COLUMN 5         COLUMN 6  COLUMN 7          COLUMN 8
------------------------------ ------------ --------- --------- --------------------- ---------- --------  ----------------------
                               TITLE OF                   VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
    NAME OF ISSUER              CLASS          CUSIP     (x$1000)  PRN AMT  PRN  CALL DISCRETION MANAGERS   SOLE    SHARED   NONE
------------------------------ ------------ --------- --------- ----------   --- ---- ---------- --------  -------  ------  -----
ALBERTO-CULVER CO              COMMON       013078100      349     14,240    X          SOLE                 14,240
Alcoa Inc                      COMMON       013817101    2,083     57,000    X          SOLE                 57,000
ALLIED WASTE INDUSTRIES INC    COMMON       019589308      305     27,685    X          SOLE                 27,685
Ambac Financial Group Inc      COMMON       023139108    1,933     75,000    X          SOLE                 75,000
AMDL Inc                       COMMON       00167K500    2,590    638,002    X          SOLE                638,002
Apex Silver Mines Ltd          COMMON       G04074103   17,044  1,118,400    X          SOLE              1,118,400
Apollo Gold                    COMMON       03761E102    3,425  5,633,323    X          SOLE              5,633,323
AQUA AMERICA INC               COMMON       03836W103      330     15,560    X          SOLE                 15,560
ATMOS ENERGY CORP              COMMON       049560105      349     12,460    X          SOLE                 12,460
Austral Pacific Energy         COMMON       052526100      295    300,000    X          SOLE                300,000
Bank of New York Mellon Corp   COMMON       064058100    1,790     36,714    X          SOLE                 36,714
BPI Energy Holdings            COMMON       055934103      806  2,600,000    X          SOLE              2,600,000
BRASIL TELECOM PART SA-ADR     COMMON       105530109    2,423     32,495    X          SOLE                 32,495
BRISTOL-MYERS SQUIBB CO        COMMON       110122108      325     12,250    X          SOLE                 12,250
Cadiz Inc                      COMMON       127537207   14,888    708,965    X          SOLE                708,965
Callisto Pharmaceuticals Inc   COMMON       1312EM104      333    708,293    X          SOLE                708,293
Central Sun Mining Inc         COMMON       155432107    2,733  2,285,713    X          SOLE              2,285,713
Coeur D'alene Mines            COMMON       192108108   38,242  7,741,335    X          SOLE              7,741,335
CONAGRA FOODS INC              COMMON       205887102      321     13,510    X          SOLE                 13,510
COUNTRYWIDE FINANCIAL CORP     COMMON       222372104    1,118    125,000    X          SOLE                125,000
DESARROLLADORA HOMEX-ADR       COMMON       25030W100    1,739     35,168    X          SOLE                 35,168
Drdgold Ltd - Sponsored ADR    COMMON       26152H301    5,102    719,048    X          SOLE                719,048
Endeavour International Corp   COMMON       29259G101      670    500,000    X          SOLE                500,000
Focus Media Holding            COMMON       34415V109    1,761     31,000    X          SOLE                 31,000
Freeport-McMoran Copper        COMMON       35671D857    8,707     85,000    X          SOLE                 85,000
  and Gold
Frontline Ltd (See Note (1))   COMMON       G3682E127      905     19,000    X          SOLE                 19,000
Gammon Gold Inc                COMMON       36467T106    5,041    625,000    X          SOLE                625,000
Gold Reserve                   COMMON       38068N108    7,219  1,367,500    X          SOLE              1,367,500
Goldcorp Inc (See Note (2))    COMMON       380956409    7,246     11,700    X          SOLE                 11,700
HEALTH MGMT ASSOCIATES INC-A   COMMON       421933102      304     50,860    X          SOLE                 50,860
Horsehead Holding Corp         COMMON       440694305    1,697    100,000    X          SOLE                100,000
Inhibitex Inc                  COMMON       45719T103      890  1,141,250    X          SOLE              1,141,250
International Tower Hill       COMMON       46051L104    2,730  1,456,200    X          SOLE              1,456,200
  Mines Ltd
Interoil Corp                  COMMON       460951106    3,893    200,000    X          SOLE                200,000
Ivanhoe Mines Ltd              COMMON       46579N103    4,870    445,000    X          SOLE                445,000
KRAFT FOODS INC-A              COMMON       50075N104      334     10,230    X          SOLE                 10,230
KROGER CO                      COMMON       501044101      331     12,380    X          SOLE                 12,380
Newmont Mining Corp            COMMON       651639106    4,883    100,000    X          SOLE                100,000
Nexen Inc                      COMMON       65334H102      605     18,600    X          SOLE                 18,600
NISOURCE INC                   COMMON       65473P105      348     18,440    X          SOLE                 18,440
Northern Dynasty Minerals      COMMON       66510M204    9,805    741,000    X          SOLE                741,000
Nova Biosource Fuel            COMMON       65488W103      576    198,709    X          SOLE                198,709
NUCOR CORP                     COMMON       670346105    4,960     83,756    X          SOLE                 83,756
PFIZER INC                     COMMON       717081103      328     14,450    X          SOLE                 14,450
REPUBLIC SERVICES INC          COMMON       760759100      338     10,790    X          SOLE                 10,790
Sara Lee Corp                  COMMON       803111103      340     21,150    X          SOLE                 21,150
STARBUCKS CORP                 COMMON       855244109      276     13,470    X          SOLE                 13,470
STREETTRACKS GOLD TRUST        COMMON       863307104    9,289    112,647    X          SOLE                112,647
Taiwan Semiconductor-SP ADR    COMMON       874039100    1,831    183,853    X          SOLE                183,853
  SHARE
Talisman Energy Inc            COMMON       87425E103   13,975    750,000    X          SOLE                750,000
Thompson Creek Metals Co Inc   COMMON       884768102    3,086    179,400    X          SOLE                179,400
TRANSOCEAN INC                 COMMON       G90073100    1,868     13,046    X          SOLE                 13,046
Unibanco -GDR                  COMMON       90458E107    1,893     13,553    X          SOLE                 13,553
Western Goldfields Inc         COMMON       95828P203    3,030    785,000    X          SOLE                785,000
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